Business combinations (Acquisition of Ruzhou Xuji Wind Power Generation Co., Ltd.) (Financial information) (Detail) - Ruzhou Xuji Wind Power Generation [member] ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about business combination [line items]
Revenue	¥ 0
Net Profit	¥ 0